NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017
Schedule of Variable Interest Entities [Table Text Block]
	January31,	July 31,
	2018	2017
Total assets	$12,313,838	$13,070,348
Total liabilities	8,511,845	8,498,122

	For the six	For the six
	months	months
	Ended	ended
	January 31,	January 31,
	2018	2017
	(Unaudited)	(Unaudited)
Net loss	$1,040,623	$769,631

	July 31, 2017	July 31, 2016
Total assets	$13,070,348	$16,566,891
Total liabilities	8,498,122	7,944,737

	For the year	For the year	For the year
	ended	ended	ended
	July 31,	July 31,	July 31,
	2017	2016	2015
Revenues	$9,502,952	$10,839,955	$20,772,028
Net income (loss)	(4,124,909)	(263,796)	165,029

Schedule of Foreign Currency Translation [Table Text Block]
	As of and for		As of and for
	the six	As of and for	the six
	months ended	the year ended	months ended
	January 31,	July 31,	January 31,
	2018	2017	2017

Period end RMB: US$ exchange rate	6.28	6.72	6.63

Period average RMB: US$ exchange rate	6.58	6.82	6.62

Schedule of Useful Lives of Property, Plant and Equipment [Table Text Block]
Classification	Estimated useful life
Machinery equipment	5 - 10 years
Computer and office equipment	3 years
Vehicles	5 years